Certain Balance Sheet Information	12 Months Ended
Dec. 31, 2016
Balance Sheet Related Disclosures [Abstract]
Certain Balance Sheet Information

Note 4 – Certain Balance Sheet Information

Property, Plant and Equipment

Property, plant and equipment of the following at December 31, 2016 and 2015 (in millions):

	CEQP		CMLP
	December 31,		December 31,
	2016	2015	2016	2015
Gathering systems and pipelines and related assets	$639.4	$1,075.7	$782.3	$1,218.5
Facilities and equipment	1,328.3	1,505.9	1,513.4	1,691.0
Buildings, land, rights-of-way, storage rights and easements	315.4	833.4	319.1	837.1
Vehicles	45.7	46.3	44.0	44.6
Construction in process	85.9	114.5	85.9	114.5
Base gas	—	32.0	—	32.0
Salt deposits	120.5	120.5	120.5	120.5
Office furniture and fixtures	20.2	19.4	20.3	19.5

	2,555.4	3,747.7	2,885.5	4,077.7
Less: accumulated depreciation and depletion	457.8	436.9	587.1	552.0

Total property, plant and equipment, net	$2,097.6	$3,310.8	$2,298.4	$3,525.7

Depreciation. CEQP’s depreciation expense totaled $154.8 million, $195.1 million and $184.2 million for the years ended December 31, 2016, 2015 and 2014. CMLP’s depreciation expense totaled $168.9 million, $186.7 million and $170.9 million for the years ended December 31, 2016, 2015 and 2014. Depletion expense at both CEQP and CMLP totaled $0.7 million for each of the years ended December 31, 2016, 2015 and 2014.

Capitalized Interest. During the years ended December 31, 2016 and 2015, CEQP and CMLP capitalized interest of $0.7 million and $2.5 million related to certain expansion projects. During the year ended December 31, 2014, CEQP and CMLP capitalized $7.7 million and $7.5 million, respectively, related to certain expansion projects.

Intangible Assets

Intangible assets consisted of the following at December 31, 2016 and 2015 (in millions):

	CEQP		CMLP
	December 31,		December 31,
	2016	2015	2016	2015
Customer accounts	$541.9	$583.7	$541.9	$583.7
Covenants not to compete	1.0	6.6	1.0	5.6
Gas gathering, compression and processing contracts	325.2	325.2	325.2	325.2
Acquired storage contracts	—	29.0	—	29.0
Trademarks	30.5	31.3	15.0	15.8

	898.6	975.8	883.1	959.3
Less: accumulated amortization	241.2	206.6	230.2	197.9

Total intangible assets, net	$657.4	$769.2	$652.9	$761.4

The following table summarizes the total of accumulated amortization of intangible assets by the type of intangible asset at December 31, 2016 and 2015 (in millions):

	CEQP		CMLP
	December 31,		December 31,
	2016	2015	2016	2015
Customer accounts	$162.4	$130.1	$162.4	$130.1
Covenants not to compete	—	2.5	—	1.7
Gas gathering, compression and processing contracts	63.2	44.3	63.2	44.3
Acquired storage contracts	—	18.5	—	18.5
Trademarks	15.6	11.2	4.6	3.3

Total accumulated amortization	$241.2	$206.6	$230.2	$197.9

Crestwood Equity’s amortization expense related to its intangible assets for the years ended December 31, 2016, 2015 and 2014, was approximately $72.5 million, $102.8 million and $99.3 million. Crestwood Midstream’s amortization expense related to its intangible assets for the years ended December 31, 2016, 2015 and 2014 was approximately $69.3 million, $89.6 million and $82.7 million.

Estimated amortization of our intangible assets for the next five years is as follows (in millions):

	CEQP	CMLP
Year Ending December 31,
2017	$53.7	$50.6
2018	43.6	42.2
2019	41.9	41.9
2020	41.9	41.9
2021	41.9	41.9

Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following at December 31, 2016 and 2015 (in millions):

	CEQP		CMLP
	December 31,		December 31,
	2016	2015	2016	2015
Accrued expenses	$46.9	$46.4	$45.5	$44.1
Accrued property taxes	4.2	4.8	4.2	4.8
Accrued natural gas purchases	4.9	1.5	4.9	1.5
Tax payable	1.2	0.5	—	0.5
Interest payable	22.8	26.2	22.8	26.2
Accrued additions to property, plant and equipment	1.7	10.4	1.7	10.4
Capital leases	1.3	1.6	1.3	1.6
Deferred revenue	7.5	14.2	7.5	14.2

Total accrued expenses and other liabilities	$90.5	$105.6	$87.9	$103.3